Write-Downs of Long-Lived Assets	6 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Write-Downs of Long-Lived Assets
19.	Write-Downs of Long-Lived Assets
The Company and its subsidiaries perform tests for recoverability on long-lived assets classified as held and used for which events or changes in circumstances indicated that the assets might be impaired. The Company and its subsidiaries consider an asset’s carrying amount as not recoverable when such carrying amount exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount.
As of March 31, 2023 and September 30, 2023, the long-lived assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2023	As of September 30, 2023
Investment in operating leases	¥13,104	¥7,262
Property under facility operations	10	439
Office facilities	55	0
The long-lived assets classified as held for sale as of March 31, 2023 are included in Corporate Financial Services and Maintenance Leasing segment, Real Estate segment, Environment and Energy segment, Aircraft and Ships segment and ORIX USA segment. The long-lived assets classified as held for sale as of September 30, 2023 are included in Corporate Financial Services and Maintenance Leasing segment, Real Estate segment, Environment and Energy segment, Aircraft and Ships segment and ORIX USA segment.
The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers, and others based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.

For the six months ended September 30, 2022 and 2023, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥253 million and ¥538 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Six months ended September 30, 2022		Six months ended September 30, 2023
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Condominiums	¥0	0	¥0	1
Others*	56	—	8	—

Total	¥56	—	¥8	—

	Six months ended September 30, 2022		Six months ended September 30, 2023
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	¥51	2	¥439	2
Condominiums	3	3	1	1
Others*	143	—	90	—

Total	¥197	—	¥530	—

*	For “Others,” the number of properties is omitted.

Losses of ¥174 million in Real Estate segment, ¥39 million in PE Investment and Concession segment, ¥39 million in Environment and Energy segment and ¥1 million in Asia and Australia segment were recorded for the six months ended September 30, 2022. Losses of ¥36 million in Corporate Financial Services and Maintenance Leasing segment, ¥440 million in Real Estate segment, ¥34 million in PE Investment and Concession segment and ¥28 million in Environment and Energy segment were recorded for the six months ended September 30, 2023.
For the three months ended September 30, 2022 and 2023, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥145 million and ¥452 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Three months ended September 30, 2022		Three months ended September 30, 2023
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Others*	¥0	—	¥8	—

Total	¥0	—	¥8	—

	Three months ended September 30, 2022		Three months ended September 30, 2023
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	¥51	2	¥365	1
Condominiums	0	0	1	1
Others*	94	—	78	—

Total	¥145	—	¥444	—

*	For “Others,” the number of properties is omitted.
Losses of ¥106 million in Real Estate segment, ¥39 million in PE Investment and Concession segment were recorded for the three months ended September 30, 2022. Losses of ¥36 million in Corporate Financial Services and Maintenance Leasing segment, ¥366 million in Real Estate segment, ¥22 million in PE Investment and Concession segment and ¥28 million in Environment and Energy segment were recorded for the three months ended September 30, 2023.